                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                      ON THE FORM 13F FILED ON MAY 14, 1999
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                THAT REQUEST WAS DENIED OR CONFIDENTIAL TREATMENT
                          EXPIRED ON SEPTEMBER 30, 1999

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [x]; Amendment Number: 1
  This Amendment (Check only one.): [ ] is a restatement.
                                    [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Chesapeake Partners Management Co., Inc.
Address: 1829 Reisterstown Road
         Suite 220
         Baltimore, Maryland 21208

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Mark D. Lerner
Title: Vice President
Phone: (410) 602-0195

Signature, Place, and Date of Signing:

         /s/ Mark D. Lerner    Baltimore, Maryland    10/07/99
             [Signature]          [City, State]        [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total: $885,790
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

      COLUMN 1          COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
---------------------  ----------  ---------  --------  --------------------  ----------  --------  ------------------
                         TITLE                 VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER       OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
---------------------  ----------  ---------  --------  ---------  ---  ----  ----------  --------  ----  ------  ----
Aeroquip Vickers        Common     007869100   20,231     353,000   SH           SOLE               SOLE
Airtouch Comm.          Common     00949t100   56,342     583,100   SH           SOLE               SOLE
Aliant Comm.            Common     016090102      205       5,000   SH           SOLE               SOLE
American Stores         Common     030096101   44,788   1,357,200   SH           SOLE               SOLE
AMP, Inc.               Common     031897101   79,845   1,492,433   SH           SOLE               SOLE
Architel Systems        Common     039917109    1,727      90,000   SH           SOLE               SOLE
Ascend Comm.            Common     043491109   80,742     964,800   SH           SOLE               SOLE
ASTRA AB                Common     046298105   15,623     681,100   SH           SOLE               SOLE
Ballard Medical         Common     058566100    1,711      70,200   SH           SOLE               SOLE
Bankers Trust           Common     066365107   75,657     857,300   SH           SOLE               SOLE
Browning Ferris         Common     115885105   22,173     575,000   SH           SOLE               SOLE
Brylane, Inc.           Common     117661108    8,420     347,200   SH           SOLE               SOLE
Capstar Broadcasting    Common     14067g105    3,842     167,500   SH           SOLE               SOLE
Coltec Industries       Common     196879100    7,260     399,200   SH           SOLE               SOLE
D&N Financial           Common     232864108      323      14,200   SH           SOLE               SOLE
Diamond
 Fields International   Common     252905104      159     341,800   SH           SOLE               SOLE
Eagle Hardware          Common     26959b101    5,915     154,900   SH           SOLE               SOLE
Eclipse Surgical        Common     278849104      168      15,560   SH           SOLE               SOLE
Excite, Inc.            Common     300904109   88,340     631,000   SH           SOLE               SOLE
Executive Risk          Common     301586103    9,883     139,200   SH           SOLE               SOLE
FDP Corp.               Common     302905104    1,043      65,200   SH           SOLE               SOLE
Filenes Basement        Common     316866102      603     316,500   SH           SOLE               SOLE
Fleet Fin. Warrants     Common     338915119    2,415      68,992   SH           SOLE               SOLE
Fleet Financial         Common     338915101    1,776      47,200   SH           SOLE               SOLE
Fred Meyer, Inc.        Common     592097109   19,458     330,500   SH           SOLE               SOLE
Frontier Corp           Common     35906p105      519      10,000   SH           SOLE               SOLE
Geocities               Common     37247v106   11,592     105,800   SH           SOLE               SOLE
Getchell Gold           Common     374265106    4,276     163,300   SH           SOLE               SOLE
Gucci Group NV          Common     401566104   16,865     209,500   SH           SOLE               SOLE
IPC Information         Common     44980k206   17,968     933,400   SH           SOLE               SOLE
Irvine Apartments       Common     463606103    5,299     161,200   SH           SOLE               SOLE
J Ray McDermott         Common     p64658100      299      10,000   SH           SOLE               SOLE
Kaynar Technologies     Common     486605108    6,782     242,200   SH           SOLE               SOLE
Level One Comm.         Common     527295109   32,681     672,100   SH           SOLE               SOLE
Lifeline Systems        Common     532192101    2,467     103,600   SH           SOLE               SOLE
Lucasvarity PLC         Common     549395101   14,733     317,300   SH           SOLE               SOLE
Lycos, Inc.             Common     550818108      714       8,300   SH           SOLE               SOLE
Modis Professional      Common     004401105    2,545     280,800   SH           SOLE               SOLE
Morton International    Common     619331101   18,651     507,500   SH           SOLE               SOLE
Moviefone, Inc.         Common     624598108    8,183     174,100   SH           SOLE               SOLE
Nac Re Corp.            Common     628907107    2,684      50,000   SH           SOLE               SOLE
Neff Corp.              Common     640094108      452      56,500   SH           SOLE               SOLE
Nextar Pharmaceutical   Common     65333b106    4,966     291,000   SH           SOLE               SOLE
North Face, Inc.        Common     659317101    3,356     268,500   SH           SOLE               SOLE
O'Sullivan Industries   Common     688609106      138      10,000   SH           SOLE               SOLE
Oshap Tech Ltd.         Common     671039105    5,705     436,700   SH           SOLE               SOLE
Pioneer HiBred          Common     723686101    9,553     253,900   SH           SOLE               SOLE
Prime Bancorp           Common     741914105      893      35,800   SH           SOLE               SOLE
Station Casinos         Common     857689103      710      55,700   SH           SOLE               SOLE
Sundstrand Corp.        Common     867323107   10,800     155,400   SH           SOLE               SOLE
Sybron Chemical         Common     870903101    2,521     197,700   SH           SOLE               SOLE
The Learning Co.        Common     522008101   36,784   1,268,400   SH           SOLE               SOLE
Thermadyne Holding      Common     883435208      416      26,004   SH           SOLE               SOLE
Transamerica Corp.      Common     893485102    3,550      50,000   SH           SOLE               SOLE
U.S. Filter             Common     911843209   23,064     753,100   SH           SOLE               SOLE
U.S. Office Products    Common     912325305    1,576     393,909   SH           SOLE               SOLE
Unihost                 Common     904922101      157      37,500   SH           SOLE               SOLE
US Satellite Broad.     Common     912534104    1,826     106,600   SH           SOLE               SOLE
Vanguard Cellular       Common     922022108   17,232     630,924   SH           SOLE               SOLE
Varian Associates       Common     92220p105   14,252     367,800   SH           SOLE               SOLE
VLSI Technology         Common     918270109   10,260     527,000   SH           SOLE               SOLE
Whittaker Corp.         Common     966680407    3,115     142,000   SH           SOLE               SOLE
Workflow Mgmt.          Common     98137n109    4,188     620,430   SH           SOLE               SOLE
XTRA Corp.              Common     984138107    6,356     165,900   SH           SOLE               SOLE
Xylan Corp.             Common     984151100   27,168     738,000   SH           SOLE               SOLE
Young Broadcasting      Common     987434107      707      15,500   SH           SOLE               SOLE
YPF Sociodad            Common     984245100    1,105      35,000   SH           SOLE               SOLE
Fresenius Pfd.          Preferred  358030203       33   1,665,173   SH           SOLE               SOLE